T. ROWE PRICE Institutional Floating Rate Fund
August 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 90.1% (1)
Aerospace & Defense 0.9%
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 3.647%, 4/6/26  15,420 14,993
Peraton, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/1/28  19,990 19,986
Peraton, FRN, 1M USD LIBOR +
7.75%, 8.50%, 2/1/29  6,470 6,470
TransDigm, FRN, 1M USD LIBOR +
2.25%, 2.335%, 12/9/25  8,612 8,470
49,919
Airlines 4.0%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 5.50%, 4/20/28  38,190 39,300
Air Canada, FRN, 1M USD LIBOR +
3.50%, 4.25%, 8/11/28 (2) 22,915 22,878
American Airlines, FRN, 3M USD
LIBOR + 1.75%, 1.838%, 6/27/25  3,979 3,727
American Airlines, FRN, 3M USD
LIBOR + 2.00%, 2.096%, 12/15/23  12,920 12,590
KKR Apple Bidco, FRN, 1M USD
LIBOR + 3.00%, 7/13/28 (2) 21,265 21,185
KKR Apple Bidco, FRN, 1M USD
LIBOR + 5.75%, 7/13/29 (2) 4,865 4,926
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 6.25%, 6/21/27  51,190 54,261
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 4.75%, 10/20/27  23,740 25,160
United Airlines, FRN, 1M USD LIBOR +
3.75%, 4.50%, 4/21/28  32,035 32,067
216,094
Automotive 2.3%
Adient U.S., FRN, 1M USD LIBOR +
3.50%, 3.585%, 4/10/28  6,535 6,517
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 5.00%, 4/6/28  6,330 6,340
Clarios Global, FRN, 1M USD LIBOR +
3.25%, 3.335%, 4/30/26  26,204 25,899
Fastlane Parent, FRN, 1M USD LIBOR
+ 4.50%, 4.585%, 2/4/26 (2) 6,974 6,963
LS Group OpCo Acquistion, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 11/2/27  9,313 9,301
Mavis Tire Express Services TopCo,
FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/4/28  28,921 28,905
Tenneco, FRN, 3M USD LIBOR +
3.00%, 3.085%, 10/1/25  14,032 13,874
Truck Hero, FRN, 1M USD LIBOR +
3.25%, 4.00%, 1/31/28  7,948 7,910
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 3.085%, 2/5/26  5,008 4,947
Wheel Pros, FRN, 1M USD LIBOR +
4.50%, 5.25%, 5/11/28  9,640 9,640
120,296
Broadcasting 2.7%
Clear Channel Outdoor Holdings, FRN,
1M USD LIBOR + 3.50%, 3.628%,
8/21/26 (2) 24,233 23,644
Par/Shares $ Value
(Amounts in 000s)
‡
EW Scripps, FRN, 1M USD LIBOR +
3.00%, 3.75%, 1/7/28  11,987 11,965
iHeartCommunications, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 5/1/26  24,102 23,987
NEP Group, FRN, 3M USD LIBOR +
3.25%, 3.342%, 10/20/25  8,916 8,473
NEP Group, FRN, 3M USD LIBOR +
7.00%, 7.085%, 10/19/26  5,220 4,994
Nexstar Media, FRN, 1M USD LIBOR +
2.50%, 2.596%, 9/18/26  3,398 3,379
Nexstar Media, FRN, 3M USD LIBOR +
2.25%, 2.335%, 1/17/24  4,181 4,165
Terrier Media Buyer, FRN, 1M USD
LIBOR + 3.50%, 3.585%, 12/17/26  16,183 16,079
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 5/6/28 (2) 30,805 30,677
Univision Communications, FRN,
1M USD LIBOR + 3.25%, 4.00%,
3/15/26 (2) 8,880 8,851
Univision Communications, FRN, 3M
USD LIBOR + 2.75%, 3.75%, 3/15/24  6,989 6,959
143,173
Building Products 0.8%
CP Atlas Buyer, FRN, 1M USD LIBOR +
3.75%, 4.25%, 11/23/27  5,985 5,957
LEB Holdings USA, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 11/2/27  3,940 3,937
Park River Holdings, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 12/28/27  6,768 6,722
SRS Distribution, FRN, 1M USD LIBOR
+ 3.75%, 4.25%, 6/2/28  11,800 11,756
Tarkett Participation, FRN, 3M
EURIBOR + 3.50%, 8/1/25 (EUR) (2) 10,485 12,241
40,613
Cable Operators 1.5%
Altice France, FRN, 3M USD LIBOR +
4.00%, 4.125%, 8/14/26  19,683 19,610
Cablevision Lightpath, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 11/30/27  6,990 6,976
COGECO Financing 2, FRN, 1M USD
LIBOR + 2.50%, 7/28/28 (2) 15,470 15,397
CSC Holdings, FRN, 1M USD LIBOR +
2.50%, 2.595%, 4/15/27  5,077 5,009
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 5.75%, 8/2/27  10,500 10,494
Eagle Broadband Investments, FRN,
1M USD LIBOR + 3.00%, 3.75%,
11/12/27  12,358 12,342
Radiate Holdco, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 9/25/26  10,744 10,714
80,542
Chemicals 2.0%
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 4.00%, 4.75%, 11/24/27  10,369 10,376
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 7.75%, 8.50%, 11/24/28  7,240 7,258
ASP Chromaflo Intermediate Holdings,
FRN, 3M USD LIBOR + 3.50%, 4.50%,
11/20/23 (3) 3,780 3,771

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cyanco Intermediate, FRN, 3M USD
LIBOR + 3.50%, 3.585%, 3/16/25  5,115 5,068
Diamond BC, FRN, 3M USD LIBOR +
3.00%, 3.085%, 9/6/24  14,025 13,931
Eco Services Operations, FRN,
1M USD LIBOR + 2.75%, 3.25%,
6/9/28 (2) 10,000 9,980
Encapsys, FRN, 1M USD LIBOR +
3.25%, 4.25%, 11/7/24  15,626 15,601
Herens U.S. Holdco, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 7/3/28  9,700 9,700
New Arclin U.S. Holding, FRN, 1M USD
LIBOR + 4.00%, 5.00%, 2/28/26  4,653 4,656
Solenis International, FRN, 3M USD
LIBOR + 8.50%, 8.585%, 6/26/26  12,320 12,279
Sparta U.S. HoldCo, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 8/2/28  5,100 5,097
WR Grace Holdings, FRN, 1M USD
LIBOR + 3.75%, 8/12/28 (2) 9,010 9,025
106,742
Consumer Products 1.8%
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 9/27/24  19,148 19,058
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 5.25%, 6.25%, 9/27/24  4,354 4,354
Amer Sports Holding, FRN, 3M
EURIBOR + 4.50%, 4.50%, 3/30/26
(EUR)  10,860 12,828
DEI Sales, FRN, 1M USD LIBOR +
5.50%, 6.25%, 4/28/28 (3) 9,050 8,959
Kontoor Brands, FRN, 3M USD LIBOR
+ 4.25%, 4.338%, 5/15/26 (3) 1,673 1,669
Life Time, FRN, 1M USD LIBOR +
4.75%, 5.75%, 12/16/24  29,487 29,320
New Trojan Parent, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 1/6/28  5,960 5,919
PLNTF Holdings, FRN, 1M USD LIBOR
+ 8.00%, 9.00%, 3/22/26 (3) 4,738 4,738
TGP Holdings III, FRN, 1M USD LIBOR
+ 4.50%, 5.25%, 6/29/28  3,614 3,611
United PF Holdings, FRN, 1M USD
LIBOR + 8.50%, 9.50%, 12/30/26 (3) 6,265 6,265
96,721
Container 1.6%
Charter Next Generation, FRN,
1M USD LIBOR + 3.75%, 4.50%,
12/1/27 (2) 48,277 48,269
Flex Acquisition, FRN, 3M USD LIBOR
+ 3.25%, 3.395%, 6/29/25  6,848 6,755
Kouti, FRN, 3M EURIBOR + 3.75%,
7/1/28 (EUR) (2) 5,035 5,926
Mauser Packaging Solutions Holding,
FRN, 3M USD LIBOR + 3.25%,
3.342%, 4/3/24  6,556 6,380
Proampac PG Borrower, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 11/3/25  16,903 16,892
84,222
Energy 3.0%
BCP Raptor, FRN, 3M USD LIBOR +
4.25%, 5.25%, 6/24/24  37,023 36,663
Par/Shares $ Value
(Amounts in 000s)
‡
BCP Raptor II, FRN, 3M USD LIBOR +
4.75%, 4.835%, 11/3/25 (2) 39,865 39,292
Citgo Holding, FRN, 1M USD LIBOR +
7.00%, 8.00%, 8/1/23  5,041 4,958
Lucid Energy Group II Borrower, FRN,
3M USD LIBOR + 3.00%, 4.00%,
2/17/25  20,612 20,277
Medallion Midland Acquisition, FRN,
3M USD LIBOR + 3.25%, 4.25%,
10/30/24  17,707 17,544
Navitas Midstream Midland Basin,
FRN, 3M USD LIBOR + 4.00%, 4.75%,
12/13/24  16,615 16,536
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 4.835%, 3/11/26  16,800 16,212
Stonepeak Lonestar Holdings, FRN,
1M USD LIBOR + 4.50%, 4.634%,
10/19/26  8,046 8,065
159,547
Entertainment & Leisure 3.6%
Alchemy Copyrights, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 3/10/28 (3) 7,812 7,793
AMC Entertainment Holdings, FRN, 3M
USD LIBOR + 3.00%, 4/22/26 (2) 10,520 9,361
Aristocrat International, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 10/19/24  3,925 3,927
ClubCorp Holdings, FRN, 3M USD
LIBOR + 2.75%, 2.897%, 9/18/24  8,053 7,543
Delta 2, FRN, 3M USD LIBOR + 2.50%,
3.50%, 2/1/24  19,156 19,075
Nascar Holdings, FRN, 3M USD LIBOR
+ 2.75%, 2.835%, 10/19/26  4,692 4,668
SeaWorld Parks & Entertainment,
FRN, 1M USD LIBOR + 3.00%, 3.50%,
8/25/28 (2) 44,751 44,337
UFC Holdings, FRN, 1M USD LIBOR +
2.75%, 3.50%, 4/29/26  72,258 71,767
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 2.84%, 5/18/25 (2) 24,856 24,154
192,625
Financial 7.0%
Acrisure, FRN, 1M USD LIBOR +
3.50%, 3.607%, 2/15/27  7,858 7,735
Acrisure, FRN, 1M USD LIBOR +
3.75%, 3.852%, 2/15/27  18,880 18,680
Alliant Holdings Intermediate, FRN,
1M USD LIBOR + 3.75%, 4.25%,
11/5/27 (2) 31,987 31,983
AmWINS Group, FRN, 1M USD LIBOR
+ 2.25%, 3.00%, 2/19/28  9,453 9,357
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 4.00%, 3/11/28 (3) 13,820 13,717
Apollo Commercial Real Estate
Finance, FRN, 3M USD LIBOR +
2.75%, 2.839%, 5/15/26 (3) 4,509 4,430
Aretec Group, FRN, 3M USD LIBOR +
4.25%, 4.335%, 10/1/25  24,735 24,550

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 4.00%, 2/12/27 (2) 17,520 17,476
Deerfield Dakota Holding, FRN, 1M
USD LIBOR + 3.75%, 4.75%, 4/9/27  11,403 11,408
Deerfield Dakota Holding, FRN, 1M
USD LIBOR + 6.75%, 7.50%, 4/7/28  7,220 7,382
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 3.50%, 4.25%,
4/7/28  12,000 11,930
Edelman Financial Engines Center,
FRN, 3M USD LIBOR + 6.75%,
6.835%, 7/20/26  18,589 18,636
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 4.50%, 2/24/25  4,542 4,511
Hightower Holding, FRN, 1M USD
LIBOR + 4.00%, 4.60%, 4/21/28 (2) 9,505 9,503
HUB International, FRN, 1M USD
LIBOR + 2.75%, 2.875%, 4/25/25  8,507 8,405
HUB International, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 4/25/25  56,992 56,916
Hyperion Refinance, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 11/12/27  8,355 8,334
Jane Street Group, FRN, 1M USD
LIBOR + 2.75%, 2.835%, 1/26/28 (2) 4,438 4,371
Navacord, FRN, 1M CAD CDOR +
4.25%, 3/27/28 (CAD) (2)(3) 7,000 5,527
Navacord, FRN, 1M CAD CDOR +
4.25%, 5.00%, 3/27/28 (CAD) (3) 10,880 8,591
Navacord, FRN, 1M CAD CDOR +
7.50%, 8.00%, 3/26/29 (CAD) (3) 4,884 3,900
Nexus Buyer, FRN, 1M USD LIBOR +
3.75%, 3.839%, 11/9/26  4,065 4,053
Ryan Specialty Group, FRN, 1M USD
LIBOR + 3.00%, 3.75%, 9/1/27  11,666 11,637
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
4.25%, 5.25%, 9/3/26  3,835 3,836
Sedgwick Claims Management
Services, FRN, 3M USD LIBOR +
3.25%, 3.335%, 12/31/25  6,419 6,336
Tegra118 Wealth Solutions, FRN, 1M
USD LIBOR + 4.00%, 4.125%, 2/18/27  12,139 12,124
USI, FRN, 1M USD LIBOR + 3.25%,
3.397%, 12/2/26  4,610 4,558
USI, FRN, 3M USD LIBOR + 3.00%,
3.147%, 5/16/24  31,967 31,672
VFH Parent, FRN, 1M USD LIBOR +
3.00%, 3.088%, 3/1/26  3,147 3,127
Zebra Buyer, FRN, 1M USD LIBOR +
3.25%, 4/22/28 (2) 11,670 11,685
376,370
Food 1.4%
Arterra Wines Canada, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 11/24/27  2,259 2,255
Atkins Nutritionals Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.75%, 7/7/24  10,762 10,784
Bellring Brands, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 10/21/24  9,082 9,106
Chobani, FRN, 1M USD LIBOR +
3.50%, 4.50%, 10/25/27  2,794 2,796
Par/Shares $ Value
(Amounts in 000s)
‡
City Brewing, FRN, 1M USD LIBOR +
3.50%, 4.25%, 4/5/28  6,410 6,394
Shearer's Foods, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 9/23/27  4,000 3,990
Triton Water Holdings, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 3/31/28  15,910 15,792
Woof Holdings, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/21/27  14,925 14,925
Woof Holdings, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/21/28  9,288 9,358
75,400
Gaming 2.7%
18 Fremont Street Acquisition, FRN,
1M USD LIBOR + 8.00%, 8/9/25 (2) 965 983
Caesars Resort Collection, FRN,
1M USD LIBOR + 4.50%, 4.585%,
7/21/25 (2) 28,087 28,125
Caesars Resort Collection, FRN,
3M USD LIBOR + 2.75%, 2.835%,
12/23/24  29,166 28,904
CCM Merger, FRN, 1M USD LIBOR +
3.75%, 4.50%, 11/4/25  10,981 10,962
CityCenter Holdings, FRN, 3M USD
LIBOR + 2.25%, 3.00%, 4/18/24  20,185 20,133
Enterprise Development Authority,
FRN, 1M USD LIBOR + 4.25%, 5.00%,
2/28/28 (3) 16,254 16,275
Playtika Holding, FRN, 1M USD LIBOR
+ 2.75%, 2.835%, 3/13/28  6,544 6,516
Raptor Acquisition, FRN, 1M USD
LIBOR + 4.00%, 11/1/26 (2) 8,075 8,087
Scientific Games International, FRN,
1M USD LIBOR + 2.75%, 2.835%,
8/14/24  26,657 26,403
146,388
Health Care 14.6%
ADMI, FRN, 1M USD LIBOR + 3.13%,
3.625%, 12/23/27  26,623 26,229
ADMI, FRN, 1M USD LIBOR + 3.50%,
4.00%, 12/23/27 (2) 16,670 16,607
athenahealth, FRN, 1M USD LIBOR +
4.25%, 4.377%, 2/11/26  21,310 21,363
Aveanna Healthcare, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 7/17/28 (2) 11,315 11,289
Azalea Topco, FRN, 1M USD LIBOR +
3.50%, 3.628%, 7/24/26  14,212 14,056
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 4.50%, 7/24/26  21,035 21,035
Bausch Health Americas, FRN,
3M USD LIBOR + 2.75%, 2.835%,
11/27/25  12,427 12,349
Bausch Health Americas, FRN, 3M
USD LIBOR + 3.00%, 3.085%, 6/2/25  18,429 18,357
CAB SELAS, FRN, 3M EURIBOR +
3.50%, 3.50%, 2/9/28 (EUR)  3,425 4,018
Cano Health, FRN, 1M USD LIBOR +
4.50%, 5.25%, 11/23/27  8,033 8,013
Curia Global, FRN, 1M USD LIBOR +
3.75%, 4.50%, 8/30/26  10,425 10,421

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Diacine France, FRN, 3M EURIBOR +
3.75%, 9/30/24 (EUR) (2) 2,470 2,924
Dino Grandparent, FRN, 1M USD
LIBOR + 2.25%, 2.375%, 2/20/23 (3) 8,630 8,544
Envision Healthcare, FRN, 3M USD
LIBOR + 3.75%, 3.835%, 10/10/25  8,223 7,211
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 10/1/27  46,134 46,249
Heartland Dental, FRN, 1M USD
LIBOR + 4.00%, 4.096%, 4/30/25  28,955 28,859
Heartland Dental, FRN, 3M USD
LIBOR + 3.50%, 3.585%, 4/30/25  24,585 24,298
ICON Luxembourg, FRN, 1M USD
LIBOR + 2.50%, 3.00%, 7/3/28  34,115 34,080
Insulet, FRN, 1M USD LIBOR + 3.25%,
3.75%, 5/4/28  9,750 9,738
LifePoint Health, FRN, 1M USD LIBOR
+ 3.75%, 3.835%, 11/16/25  12,662 12,566
Loire Finco Luxembourg, FRN, 1M
USD LIBOR + 3.00%, 3.085%, 4/21/27  26,041 25,509
Maravai Intermediate Holdings, FRN,
1M USD LIBOR + 3.75%, 4.75%,
10/19/27  18,192 18,226
MED ParentCo, FRN, 1M USD LIBOR +
4.25%, 4.335%, 8/31/26 (2) 20,966 20,877
MED ParentCo, FRN, 1M USD LIBOR +
8.25%, 8.335%, 8/30/27 (2) 8,205 8,164
National Mentor Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 3/2/28  18,380 18,322
National Mentor Holdings, FRN,
1M USD LIBOR + 7.25%, 8.00%,
3/2/29 (2) 12,486 12,689
Netsmart, FRN, 1M USD LIBOR +
4.00%, 4.75%, 10/1/27  7,566 7,575
One Call, FRN, 1M USD LIBOR +
5.50%, 6.25%, 4/22/27  10,410 10,427
Option Care Health, FRN, 1M USD
LIBOR + 3.75%, 3.835%, 8/6/26  10,477 10,454
Organon, FRN, 1M USD LIBOR +
3.00%, 3.50%, 6/2/28  19,410 19,467
Ortho-Clinical Diagnostics, FRN, 3M
USD LIBOR + 3.00%, 3.091%, 6/30/25  4,309 4,303
Pacific Dental Services, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 5/5/28  5,030 5,039
Padagis, FRN, 1M USD LIBOR +
4.75%, 5.25%, 7/6/28 (3) 10,910 10,896
Pathway Vet Alliance, FRN, 1M USD
LIBOR + 3.75%, 3.835%, 3/31/27  26,892 26,712
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 2/14/25  35,629 35,569
PetVet Care Centers, FRN, 3M USD
LIBOR + 2.75%, 2.835%, 2/14/25  3,240 3,194
PetVet Care Centers, FRN, 3M USD
LIBOR + 3.25%, 3.335%, 2/14/25  3,654 3,614
PetVet Care Centers, FRN, 3M USD
LIBOR + 6.25%, 6.335%, 2/13/26  10,333 10,333
Phoenix Guarantor, FRN, 1M USD
LIBOR + 3.25%, 3.339%, 3/5/26  2,739 2,709
Phoenix Newco, FRN, 1M USD LIBOR
+ 3.50%, 8/11/28 (2) 13,895 13,888
Par/Shares $ Value
(Amounts in 000s)
‡
Phoenix Newco, FRN, 3M USD LIBOR
+ 0.00%, 7/27/29 (2)(3) 26,130 25,607
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 3/10/28  7,197 7,161
Roar BidCo, FRN, 3M EURIBOR +
3.50%, 2/17/28 (EUR) (2) 6,350 7,482
SAM Bidco, FRN, 1M USD LIBOR +
3.50%, 3.647%, 12/13/24 (3) 4,405 4,311
Select Medical, FRN, 3M USD LIBOR +
2.25%, 2.34%, 3/6/25  7,216 7,162
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 4.00%, 4.88%, 10/5/27  8,012 8,022
Southern Veterinary Partners, FRN,
1M USD LIBOR + 7.75%, 8.75%,
10/5/28 (3) 1,870 1,875
Sunshine Luxembourg VII, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 10/1/26  15,506 15,514
Surgery Center Holdings, FRN,
1M USD LIBOR + 3.75%, 4.50%,
8/31/26 (2) 38,070 38,076
Team Health Holdings, FRN, 3M USD
LIBOR + 2.75%, 3.75%, 2/6/24  11,550 11,216
U.S. Radiology Specialists, FRN, 1M
USD LIBOR + 5.50%, 6.25%, 12/15/27  7,851 7,878
U.S. Renal Care, FRN, 3M USD LIBOR
+ 5.00%, 5.125%, 6/26/26  6,419 6,415
Verscend Holding, FRN, 1M USD
LIBOR + 4.00%, 4.085%, 8/27/25  5,385 5,373
VetCor Professional Practices, FRN,
3M USD LIBOR + 3.00%, 3.158%,
7/2/25  5,754 5,665
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 4.085%, 10/22/26 (2) 10,121 10,090
Western Dental Services, FRN,
1M USD LIBOR + 5.75%, 6.50%,
8/18/28 (2) 13,155 13,133
781,153
Information Technology 11.5%
Applied Systems, FRN, 1M USD LIBOR
+ 3.25%, 3.75%, 9/19/24  30,931 30,879
Applied Systems, FRN, 1M USD LIBOR
+ 5.50%, 6.25%, 9/19/25  31,113 31,440
Atlas Purchaser, FRN, 1M USD LIBOR
+ 5.25%, 6.00%, 5/8/28  7,800 7,654
Barracuda Networks, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 2/12/25  2,683 2,684
Barracuda Networks, FRN, 1M USD
LIBOR + 6.75%, 7.50%, 10/30/28  3,660 3,706
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 3.835%, 10/2/25  5,802 5,762
CCC Intelligent Solutions, FRN, 1M
USD LIBOR + 3.00%, 4.00%, 4/29/24  10,380 10,376
CommerceHub, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/29/27  6,428 6,430
CommerceHub, FRN, 1M USD LIBOR
+ 7.00%, 7.75%, 12/29/28  5,685 5,742
Concorde, FRN, 3M EURIBOR +
4.00%, 4.00%, 3/1/28 (EUR)  1,740 2,058
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 4.357%, 5/13/27  6,121 6,114

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cvent, FRN, 3M USD LIBOR + 3.75%,
3.835%, 11/29/24  17,258 17,188
Delta Topco, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/1/27  14,329 14,334
Delta Topco, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/1/28  8,320 8,375
ECI Macola, FRN, 1M USD LIBOR +
3.75%, 4.50%, 11/9/27 (2) 18,358 18,326
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 4.00%, 7/30/27 (2) 50,098 50,020
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 8.75%, 7/31/28  8,780 9,021
Genesys Cloud Services Holdings II,
FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/1/27  12,756 12,777
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 7/1/24  9,184 9,185
Hyland Software, FRN, 1M USD LIBOR
+ 6.25%, 7.00%, 7/7/25  20,885 21,041
Infinite Bidco, FRN, 1M USD LIBOR +
3.75%, 4.25%, 3/2/28  9,810 9,757
Infinite Bidco, FRN, 1M USD LIBOR +
7.00%, 7.50%, 3/2/29  8,542 8,585
Knot Worldwide, FRN, 3M USD LIBOR
+ 4.50%, 4.629%, 12/19/25  9,917 9,896
LogMeIn, FRN, 1M USD LIBOR +
4.75%, 4.847%, 8/31/27  7,487 7,458
Magnite, FRN, 1M USD LIBOR +
5.00%, 5.75%, 4/1/28  7,890 7,831
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 4.75%, 9/13/24  12,581 12,595
MH Sub I, FRN, 1M USD LIBOR +
6.25%, 6.338%, 2/23/29  27,660 28,052
MH Sub I, FRN, 3M USD LIBOR +
3.50%, 3.585%, 9/13/24  19,230 19,108
Mitchell International, FRN, 1M USD
LIBOR + 4.25%, 4.75%, 11/29/24  6,166 6,166
Mitchell International, FRN, 3M USD
LIBOR + 3.25%, 3.335%, 11/29/24  11,780 11,646
Mitchell International, FRN, 3M USD
LIBOR + 7.25%, 7.335%, 12/1/25  6,321 6,311
Planview Parent, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/17/27  7,761 7,771
Proofpoint, FRN, 1M USD LIBOR +
3.25%, 8/31/28 (2) 14,835 14,740
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 8/31/29 (2) 7,175 7,274
RealPage, FRN, 1M USD LIBOR +
3.25%, 3.75%, 4/24/28  30,810 30,614
RealPage, FRN, 3M USD LIBOR +
6.50%, 7.25%, 4/23/29  18,060 18,399
Shutterfly, FRN, 1M USD LIBOR +
5.00%, 9/25/26 (2) 36,130 36,017
Solera, FRN, 1M USD LIBOR + 4.00%,
4.50%, 6/2/28  26,785 26,753
Sophia, FRN, 1M USD LIBOR + 3.75%,
4.50%, 10/7/27  16,990 17,028
Sovos Compliance, FRN, 1M USD
LIBOR + 4.50%, 5.00%, 8/11/28 (2) 8,205 8,230
Par/Shares $ Value
(Amounts in 000s)
‡
Storable, FRN, 1M USD LIBOR +
3.25%, 3.75%, 4/17/28  2,255 2,243
Tenable, FRN, 1M USD LIBOR +
2.75%, 3.25%, 7/7/28  4,195 4,174
TIBCO Software, FRN, 1M USD LIBOR
+ 7.25%, 7.25%, 3/3/28  2,830 2,853
Uber Technologies, FRN, 1M USD
LIBOR + 3.50%, 3.585%, 4/4/25  13,152 13,117
Uber Technologies, FRN, 1M USD
LIBOR + 3.50%, 3.585%, 2/25/27  10,407 10,371
Veritas U.S., FRN, 1M USD LIBOR +
5.00%, 6.00%, 9/1/25 (2) 12,962 12,973
613,074
Lodging 0.3%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 4.75%, 5.50%, 2/2/26  2,776 2,745
Aimbridge Acquisition, FRN, 3M USD
LIBOR + 3.75%, 3.835%, 2/2/26  2,248 2,177
Awaze, FRN, 3M EURIBOR + 4.00%,
4.00%, 5/9/25 (EUR)  2,500 2,956
Awaze, FRN, 3M EURIBOR + 8.00%,
9.00%, 5/9/26 (EUR) (3) 450 535
Casper Bidco Sasu, FRN, 3M
EURIBOR + 3.88%, 3.88%, 7/31/26
(EUR)  985 1,108
RHP Hotel Properties, FRN, 1M USD
LIBOR + 2.00%, 2.09%, 5/11/24  4,850 4,781
14,302
Manufacturing 5.4%
Apex Tool Group, FRN, 3M USD
LIBOR + 5.25%, 6.50%, 8/1/24  23,347 23,374
CPI Holdco, FRN, 1M USD LIBOR +
3.75%, 3.835%, 11/4/26 (2) 60,756 60,626
Deliver Buyer, FRN, 1M USD LIBOR +
6.25%, 7.25%, 5/1/24 (3) 2,413 2,416
Deliver Buyer, FRN, 3M USD LIBOR +
5.00%, 5.147%, 5/1/24 (3) 3,420 3,424
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 3.75%, 4.50%,
5/19/28  21,312 21,206
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 6.00%, 6.75%,
5/21/29 (2) 18,206 18,274
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 6.50%, 7.25%,
5/21/29 (2) 11,757 11,845
Engineered Machinery Holdings,
FRN, 3M EURIBOR + 3.75%, 3.75%,
5/21/28 (EUR) (2) 3,735 4,398
Filtration Group, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 3/29/25  12,880 12,880
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 3.085%, 3/31/25  24,806 24,561
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 4.835%, 7/24/26  2,269 2,257
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 4.835%, 7/24/26  430 428
LTI Holdings, FRN, 3M USD LIBOR +
3.50%, 3.585%, 9/6/25  955 936

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
LTI Holdings, FRN, 3M USD LIBOR +
6.75%, 6.835%, 9/6/26 (2) 7,031 6,978
Madison IAQ, FRN, 1M USD LIBOR +
3.25%, 3.75%, 6/21/28  15,520 15,413
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 8/13/28 (2) 4,114 4,117
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 8/31/28 (2) 25,356 25,372
Robertshaw U.S. Holding, FRN,
3M USD LIBOR + 3.25%, 4.50%,
2/28/25 (2) 13,986 13,422
SRAM, FRN, 1M USD LIBOR + 2.75%,
3.25%, 5/18/28  14,444 14,366
Thermon Holding, FRN, 3M USD
LIBOR + 3.75%, 4.75%, 10/30/24 (3) 2,127 2,116
Watlow Electric Manufacturing, FRN,
1M USD LIBOR + 4.00%, 4.50%,
3/2/28  10,120 10,107
Welbilt, FRN, 3M USD LIBOR + 2.50%,
2.585%, 10/23/25  7,677 7,601
286,117
Metals & Mining 0.0%
TMS International, FRN, 1M USD
LIBOR + 2.75%, 3.75%, 8/14/24 (3) 1,423 1,416
1,416
Other Telecommunications 0.4%
Cologix Holdings, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 5/1/28  10,895 10,881
Consolidated Communications, FRN,
1M USD LIBOR + 3.50%, 4.25%,
10/2/27  5,041 5,040
Flexential Intermediate, FRN, 3M USD
LIBOR + 3.50%, 3.647%, 8/1/24  2,980 2,743
Flexential Intermediate, FRN, 3M USD
LIBOR + 7.25%, 7.379%, 8/1/25  100 90
18,754
Publishing 0.2%
Cengage Learning, FRN, 1M USD
LIBOR + 4.75%, 5.75%, 7/14/26  10,351 10,374
10,374
Real Estate Investment Trust
Securities 0.2%
Claros Mortgage Trust, FRN, 1M USD
LIBOR + 5.00%, 6.00%, 8/9/26 (3) 7,436 7,436
KREF Holdings X, FRN, 1M USD
LIBOR + 4.75%, 5.75%, 9/1/27 (3) 3,438 3,429
10,865
Restaurants 1.4%
Flynn Restaurant Group, FRN, 3M USD
LIBOR + 3.50%, 6/29/25 (2) 4,620 4,542
Flynn Restaurant Group, FRN, 3M USD
LIBOR + 7.00%, 7.085%, 6/29/26  3,260 3,195
Golden Nugget, FRN, 1M USD LIBOR
+ 2.50%, 3.25%, 10/4/23  7,276 7,224
IRB Holding, FRN, 1M USD LIBOR +
3.25%, 4.25%, 12/15/27 (2) 26,726 26,692
MIC Glen, FRN, 1M USD LIBOR +
3.50%, 6/18/28 (2) 5,355 5,320
MIC Glen, FRN, 1M USD LIBOR +
6.75%, 7.25%, 6/18/29 (2) 4,925 4,942
Par/Shares $ Value
(Amounts in 000s)
‡
Tacala Investment, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 2/5/27  11,026 10,974
Tacala Investment, FRN, 1M USD
LIBOR + 7.50%, 8.25%, 2/4/28  11,722 11,683
74,572
Retail 2.0%
At Home Group, FRN, 1M USD LIBOR
+ 4.25%, 4.75%, 7/24/28  7,350 7,328
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 11/8/27  23,531 23,505
CNT Holdings I, FRN, 1M USD LIBOR
+ 6.75%, 7.50%, 11/6/28  8,845 8,978
Harbor Freight Tools USA, FRN, 1M
USD LIBOR + 2.75%, 3.25%, 10/19/27  17,092 17,022
Mattress Firm, FRN, 1M USD LIBOR +
5.25%, 6.25%, 11/26/27  3,781 3,838
Petco Health & Wellness, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 3/3/28  9,975 9,950
PetSmart, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/11/28  30,120 30,145
Rent-A-Center, FRN, 1M USD LIBOR +
4.00%, 4.75%, 2/17/28  5,387 5,405
Winterfell Financing, FRN, 3M
EURIBOR + 3.50%, 3.50%, 5/4/28
(EUR)  2,350 2,753
108,924
Satellites 1.7%
Gogo Intermediate Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 4/30/28  14,415 14,397
Intelsat Jackson Holdings, 8.625%,
1/2/24  4,160 4,225
Intelsat Jackson Holdings, FRN, 1M
USD LIBOR + 5.50%, 6.50%, 7/13/22  5,778 5,801
Intelsat Jackson Holdings, FRN,
1M USD PRIME + 4.75%, 8.00%,
11/27/23 (2) 21,830 22,144
Intelsat Jackson Holdings, FRN, 3M
USD PRIME + 5.50%, 8.75%, 1/2/24  1,520 1,545
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 3.25%, 11/4/26  34,102 34,027
Xplornet Communications, FRN, 1M
USD LIBOR + 4.75%, 4.835%, 6/10/27  10,290 10,268
92,407
Services 11.9%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 5.25%, 6.00%,
10/28/27  10,766 10,823
AI Aqua Merger Sub, FRN, 1M USD
LIBOR + 4.00%, 6/17/28 (2) 11,325 11,319
AlixPartners LLP, FRN, 1M USD LIBOR
+ 2.75%, 3.25%, 2/4/28  10,145 10,080
Allied Universal Holdco, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 5/12/28  4,425 4,423
All-Star Bidco, FRN, 1M USD LIBOR +
3.50%, 7/21/28 (2) 12,385 12,313
APX Group, FRN, 1M USD LIBOR +
3.50%, 4.00%, 7/10/28 (2) 14,910 14,854
Ascend Learning, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 7/12/24  11,612 11,623

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ascend Learning, FRN, 3M USD
LIBOR + 3.00%, 4.00%, 7/12/24 (2) 49,991 49,920
Broom Holdings Bidco, FRN, 3M
EURIBOR + 3.75%, 7/23/28 (EUR) (2) 5,565 6,577
Camelot Finance, FRN, 1M USD
LIBOR + 3.00%, 3.085%, 10/30/26  9,099 9,049
Camelot U.S. Acquisition, FRN, 1M
USD LIBOR + 3.00%, 4.00%, 10/30/26  2,662 2,662
CoreLogic, FRN, 1M USD LIBOR +
3.50%, 4.00%, 6/2/28  33,400 33,243
CoreLogic, FRN, 3M USD LIBOR +
6.50%, 7.00%, 6/4/29  19,045 19,283
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 3.75%,
4.472%, 3/18/28  5,770 5,764
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
7.50%, 3/30/29  4,360 4,345
Dun & Bradstreet, FRN, 1M USD
LIBOR + 3.25%, 3.338%, 2/6/26  12,144 12,046
EG America, FRN, 1M USD LIBOR +
4.25%, 4.75%, 3/31/26  18,454 18,399
EG America, FRN, 3M USD LIBOR +
4.00%, 4.147%, 2/7/25  16,509 16,387
EG Finco, FRN, 3M EURIBOR + 7.00%,
7.00%, 4/30/27 (EUR) (2) 16,965 20,152
GFL Environmental, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 5/30/25  11,651 11,655
GI Consilio Parent, FRN, 1M USD
LIBOR + 4.00%, 4.50%, 5/12/28  10,830 10,743
IG Investments Holdings, FRN,
1M USD LIBOR + 3.75%, 4.75%,
5/23/25 (2) 13,942 13,941
Mermaid Bidco, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 12/22/27  5,817 5,810
Presidio Holdings, FRN, 1M USD
LIBOR + 3.50%, 3.628%, 1/22/27  2,853 2,840
Prime Security Services Borrower,
FRN, 1M USD LIBOR + 2.75%, 3.50%,
9/23/26  6,918 6,903
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 3.585%, 6/1/26  3,157 3,131
Project Boost Purchaser, FRN,
1M USD LIBOR + 3.50%, 4.00%,
5/30/26 (2) 13,980 13,928
Renaissance Holdings, FRN, 3M USD
LIBOR + 3.25%, 3.335%, 5/30/25  3,116 3,071
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 7.085%, 5/29/26  9,920 9,922
Sabre GLBL, FRN, 1M USD LIBOR +
3.50%, 4.00%, 12/17/27  22,875 22,698
SCS Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 3.585%, 7/1/26  3,683 3,663
Staples, FRN, 3M USD LIBOR + 5.00%,
5.126%, 4/16/26  39,445 37,220
TK Elevator U.S. Newco, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 7/30/27  31,074 31,031
Travel Leaders Group, FRN, 3M USD
LIBOR + 4.00%, 1/25/24 (2) 10,275 9,504
TruGreen, FRN, 1M USD LIBOR +
4.00%, 4.75%, 11/2/27  1,716 1,718
Par/Shares $ Value
(Amounts in 000s)
‡
TruGreen, FRN, 1M USD LIBOR +
8.50%, 9.25%, 11/2/28 (3) 6,734 6,869
UKG, FRN, 1M USD LIBOR + 3.25%,
4.00%, 5/4/26  52,582 52,582
UKG, FRN, 1M USD LIBOR + 6.75%,
7.50%, 5/3/27 (2) 73,047 74,097
USIC Holdings, FRN, 1M USD LIBOR +
3.50%, 4.25%, 5/12/28  9,795 9,748
USIC Holdings, FRN, 1M USD LIBOR +
6.50%, 7.25%, 5/14/29 (2) 8,270 8,322
VeriFone Systems, FRN, 3M USD
LIBOR + 4.00%, 4.129%, 8/20/25  7,385 7,113
Verisure Holding, FRN, 3M EURIBOR +
3.25%, 3.25%, 3/27/28 (EUR)  5,010 5,877
White Cap Buyer, FRN, 1M USD LIBOR
+ 4.00%, 4.50%, 10/19/27  12,158 12,160
637,808
Utilities 1.6%
Brookfield WEC Holdings, FRN, 1M
USD LIBOR + 2.75%, 3.25%, 8/1/25  8,425 8,350
Eastern Power, FRN, 1M USD LIBOR +
3.75%, 4.75%, 10/2/25  7,264 6,465
Exgen Renewables IV, FRN, 1M USD
LIBOR + 2.50%, 3.50%, 12/15/27  18,597 18,534
Osmose Utilities Services, FRN, 1M
USD LIBOR + 3.25%, 3.75%, 6/23/28  8,480 8,424
PG&E, FRN, 1M USD LIBOR + 3.00%,
3.50%, 6/23/25  35,019 33,502
Pike, FRN, 1M USD LIBOR + 3.00%,
3.09%, 1/21/28  8,884 8,841
84,116
Wireless Communications 3.6%
Asurion, FRN, 1M USD LIBOR +
3.13%, 3.21%, 11/3/23  12,042 11,909
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.335%, 12/23/26  24,449 23,964
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.335%, 7/31/27  22,077 21,631
Asurion, FRN, 1M USD LIBOR +
5.25%, 1/20/29 (2) 71,300 70,899
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.335%, 1/31/28  37,370 37,170
CCI Buyer, FRN, 1M USD LIBOR +
4.00%, 4.75%, 12/17/27  21,351 21,392
CD&R Firefly Bidco, FRN, 3M GBP
LIBOR + 8.25%, 8.334%, 6/1/26 (GBP)  4,505 6,143
193,108
Total Bank Loans (Cost $4,782,848) 4,815,642
CONVERTIBLE PREFERRED STOCKS 0.8%
Energy 0.3%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17 - 2/10/21,
Cost $17,159 (4)(5) 17 18,066
18,066

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy Services 0.1%
NuStar Energy, VR, 10.75% (4)(6) 140 3,957
3,957
Health Care 0.3%
Avantor, Series A, 6.25%, 5/15/22  118 14,380
14,380
Insurance 0.0%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,856 (5)(7) 3 2,907
2,907
Utilities 0.1%
American Electric Power, 6.125%,
8/15/23  68 3,599
3,599
Total Convertible Preferred Stocks
(Cost $33,042) 42,909
CORPORATE BONDS 5.5%
Aerospace & Defense 0.1%
TransDigm, 8.00%, 12/15/25 (6) 3,645 3,896
3,896
Airlines 0.9%
American Airlines, 5.50%, 4/20/26 (6) 4,020 4,231
American Airlines, 5.75%, 4/20/29 (6) 5,455 5,885
American Airlines, 11.75%, 7/15/25 (6) 13,665 16,962
Delta Air Lines, 4.75%, 10/20/28 (6) 4,585 5,104
Delta Air Lines, 7.00%, 5/1/25 (6) 2,715 3,173
Hawaiian Brand Intellectual Property,
5.75%, 1/20/26 (6) 2,670 2,807
Mileage Plus Holdings, 6.50%,
6/20/27 (6) 3,155 3,427
United Airlines, 4.375%, 4/15/26 (6) 4,770 4,949
United Airlines, 4.625%, 4/15/29 (6) 4,015 4,165
50,703
Automotive 0.2%
Adient U.S., 9.00%, 4/15/25 (6) 1,340 1,461
Clarios Global, 6.25%, 5/15/26 (6) 5,769 6,086
Tenneco, 7.875%, 1/15/29 (6) 4,395 4,950
12,497
Banking 0.2%
Citizens Bank, FRN, 3M USD LIBOR +
0.72%, 0.845%, 2/14/22  4,250 4,259
Goldman Sachs Group, FRN, 3M USD
LIBOR + 0.78%, 0.909%, 10/31/22  4,170 4,175
8,434
Broadcasting 0.2%
Diamond Sports Group, 5.375%,
8/15/26 (6) 2,170 1,438
Townsquare Media, 6.875%, 2/1/26 (6) 2,290 2,427
Univision Communications, 9.50%,
5/1/25 (6) 3,820 4,154
Urban One, 7.375%, 2/1/28 (6) 1,770 1,912
9,931
Par/Shares $ Value
(Amounts in 000s)
‡
Building & Real Estate 0.1%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (6) 4,905 5,309
Realogy Group, 7.625%, 6/15/25 (6) 1,425 1,532
6,841
Cable Operators 0.3%
Altice France Holding, 10.50%,
5/15/27 (6) 6,960 7,621
Charter Communications Operating,
FRN, 3M USD LIBOR + 1.65%,
1.776%, 2/1/24  5,540 5,688
13,309
Container 0.0%
Trivium Packaging Finance, FRN, 3M
EURIBOR + 3.75%, 3.75%, 8/15/26
(EUR) (6) 720 849
849
Drugs 0.1%
Bristol-Myers Squibb, FRN, 3M USD
LIBOR + 0.38%, 0.505%, 5/16/22  6,645 6,663
6,663
Energy 0.3%
CITGO Petroleum, 7.00%, 6/15/25 (6) 3,990 4,080
NGL Energy Operating, 7.50%,
2/1/26 (6) 10,505 10,636
Tallgrass Energy Partners, 7.50%,
10/1/25 (6) 2,530 2,720
17,436
Entertainment & Leisure 0.2%
Carnival, 9.875%, 8/1/27 (6) 5,020 5,786
Deuce Finco, FRN, 3M EURIBOR +
4.75%, 4.75%, 6/15/27 (EUR) (6) 3,245 3,811
9,597
Financial 0.7%
Acrisure, 7.00%, 11/15/25 (6) 2,815 2,861
Acrisure, 10.125%, 8/1/26 (6) 8,475 9,534
Advisor Group Holdings, 10.75%,
8/1/27 (6) 3,585 3,957
Aretec Escrow Issuer, 7.50%,
4/1/29 (6) 6,455 6,778
AssuredPartners, 7.00%, 8/15/25 (6) 2,622 2,664
GTCR AP Finance, 8.00%, 5/15/27 (6) 3,965 4,193
HUB International, 7.00%, 5/1/26 (6) 6,125 6,324
36,311
Health Care 0.1%
Becton Dickinson & Company, FRN,
3M USD LIBOR + 1.03%, 1.148%,
6/6/22  2,670 2,687
Surgery Center Holdings, 10.00%,
4/15/27 (6) 4,450 4,828
7,515
Information Technology 0.5%
Boxer Parent, 7.125%, 10/2/25 (6) 2,860 3,053
Boxer Parent, 9.125%, 3/1/26 (6) 2,820 2,950
Expedia Group, 6.25%, 5/1/25 (6) 1,761 2,034
Photo Holdings Merger Sub, 8.50%,
10/1/26 (6) 13,650 14,776
Veritas U.S., 7.50%, 9/1/25 (6) 3,560 3,694
26,507

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Lodging 0.1%
Hilton Domestic Operating, 5.375%,
5/1/25 (6) 2,350 2,456
Marriott International, Series EE,
5.75%, 5/1/25  1,160 1,332
3,788
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (6) 4,802 5,222
5,222
Restaurants 0.0%
Yum! Brands, 7.75%, 4/1/25 (6) 1,355 1,457
1,457
Satellites 0.1%
Intelsat Jackson Holdings, 9.50%,
9/30/22 (6) 4,625 5,492
5,492
Services 1.1%
Adtalem Global Education, 5.50%,
3/1/28 (6) 7,440 7,607
Allied Universal Holdco, 6.625%,
7/15/26 (6) 2,805 2,977
Allied Universal Holdco, 9.75%,
7/15/27 (6) 13,020 14,208
eG Global Finance, 8.50%,
10/30/25 (6) 790 828
Presidio Holdings, 8.25%, 2/1/28 (6) 6,233 6,739
Prime Security Services Borrower,
5.75%, 4/15/26 (6) 4,765 5,134
Sabre GLBL, 9.25%, 4/15/25 (6) 7,600 8,750
Staples, 7.50%, 4/15/26 (6) 5,910 5,954
WASH Multifamily Acquisition, 5.75%,
4/15/26 (6) 4,440 4,640
56,837
Par/Shares $ Value
(Amounts in 000s)
‡
Telephones 0.2%
Verizon Communications, FRN, SOFR
+ 0.79%, 0.84%, 3/20/26  10,100 10,237
10,237
Total Corporate Bonds (Cost
$283,195) 293,522
EQUITY MUTUAL FUNDS 0.1%
SPDR Blackstone / GSO Senior Loan
ETF  150 6,873
Total Equity Mutual Funds (Cost
$6,776) 6,873
SHORT-TERM INVESTMENTS 12.1%
Money Market Funds 12.0%
T. Rowe Price Government Reserve
Fund, 0.05% (8)(9) 643,460 643,460
643,460
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.099%, 11/4/21  700 700
700
Total Short-Term Investments (Cost
$644,160) 644,160
Total Investments in
Securities 108.6%
(Cost $5,750,021) $ 5,803,106
Other Assets Less Liabilities (8.6)% (460,959)
Net Assets 100.0% $ 5,342,147
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Perpetual security with no stated maturity date.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $20,973 and represents 0.4% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $262,438 and represents
4.9% of net assets.
(7) Non-income producing
(8) Seven-day yield
(9) Affiliated Companies
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Institutional Floating Rate Fund

.
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M GBP LIBOR Three month GBP LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
PRIME Prime rate
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 660 14 (16) 30
Citibank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/21 1,675 35 (5) 40
JPMorgan Chase, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 1,390 29 (29) 58
Total Bilateral Credit Default Swaps, Protection Sold (50) 128
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.135% (3M USD LIBOR) Quarterly, 9/20/21 * 22,270 128 — 128
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.135% (3M USD LIBOR) Quarterly, 12/20/21 19,500 (79) — (79)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.135% (3M USD LIBOR) Quarterly, 12/20/21 5,070 5 — 5
Total Bilateral Total Return Swaps — 54
Total Bilateral Swaps (50) 182
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 1,260 (7) (58) 51
Total Centrally Cleared Credit Default Swaps, Protection Sold 51
Total Centrally Cleared Swaps 51
Net payments (receipts) of variation margin to date (50)
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 10/22/21 USD 6,195 GBP 4,460 $ 63
BNP Paribas 11/19/21 USD 18,287 EUR 15,499 (42)
Citibank 11/19/21 USD 9,000 EUR 7,634 (28)
Morgan Stanley 11/19/21 USD 27,320 EUR 23,133 (37)
State Street 10/22/21 USD 12,116 CAD 15,475 (149)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (193)

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 59+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government Reserve Fund, 0.05% $ 595,927  ¤  ¤ $ 643,460^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $59 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $643,460.

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Institutional Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 293,522 $ — $ 293,522
Bank Loans — 4,651,133 164,509 4,815,642
Convertible Preferred Stocks — 42,909 — 42,909
Equity Mutual Funds 6,873 — — 6,873
Short-Term Investments 643,460 700 — 644,160
Total Securities 650,333 4,988,264 164,509 5,803,106
Swaps* — 262 — 262
Forward Currency Exchange Contracts — 63 — 63
Total $ 650,333 $ 4,988,589 $ 164,509 $ 5,803,431
Liabilities
Swaps $ — $ 79 $ — $ 79
Forward Currency Exchange Contracts — 256 — 256
Total $ — $ 335 $ — $ 335
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2021, totaled $(901,000) for the period ended August 31, 2021. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
E170-054Q1 08/21
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/21
Investment in Securities
Bank Loans $ 193,996 $ (818) $ 48,972 $ (10,969) $ 4,371 $ (71,043) $ 164,509